Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Intrepid Potash, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34025
Entity Tax Identification Number	26-1501877
Entity Address, Address Line One	707 17th Street, Suite
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	296-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IPI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001421461
Amendment Flag	false